Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

(a) Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("US GAAP") and include the accounts and operating results of Ocean Rig UDW, its wholly-owned subsidiaries and its VIEs. A VIE is an entity that in general does not have equity investors with substantive voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. All intercompany balances and transactions have been eliminated on consolidation. As of December 31, 2017 and 2016, the Company consolidated one VIE which supports our drilling operation in specific locations, for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity.

The VIE's total assets and liabilities, as of December 31, 2016, were $23,227 and $86,119, respectively, while total liabilities exceeded total assets by $62,892. The VIE's total assets and liabilities, as of December 31, 2017, were $15,029 and $92,622, respectively, while total liabilities exceeded total assets by $77,593.

As of December 31, 2016 and December 31, 2017, the Company also consolidated one additional VIE due to the Trust (as defined) formed for the purpose of the amendment of the $462,000 Senior Secured Credit Facility (Note 9). Since the assets of the Trust can be used only to settle obligations of the Trust itself and at the same time creditors of the Trust do not have recourse to the general credit of the primary beneficiary, such assets and liabilities are analyzed as follows:

	December 31, 2016	December 31, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$167	$110
Restricted cash	31,956	45,339
Trade accounts receivable, net	3,341	-
Other current assets	1,884	1,929
Total current assets	37,348	47,378

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420	175,362
Total fixed assets, net	675,420	175,362

OTHER NON-CURRENT ASSETS:
Restricted cash	20,008	-
Total non-current assets, net	20,008	-
Total assets	$732,776	$222,740
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$164,218	$81,632
Accounts payable and other current liabilities	5,218	249
Accrued liabilities	1,791	4,416
Total current liabilities	171,227	86,297

NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	82,947	-
Total non-current liabilities	82,947	-

COMMITMENTS AND CONTINGENCIES	-	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and 2017	20	20
Additional paid-in capital	960	960
Retained earnings	477,622	135,463
Total shareholders' equity	478,602	136,443
Total liabilities and shareholders' equity	$732,776	$222,740

(b) Use of estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Comprehensive income/ (loss): The Company's comprehensive income/ (loss) is comprised of net income/ (loss), actuarial gains/ losses related to the adoption and implementation of Accounting Standard Codification ("ASC") 715, "Compensation-Retirement Benefits", as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 "Derivatives and Hedging" and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 "Derivatives and Hedging".

During 2013, the Company adopted the requirements of Accounting Standard Update ("ASU") 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". The objective of this amendment is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts.

(d) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e) Restricted cash: Restricted cash may include (i) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan agreements; (ii) taxes withheld from employees and deposited in designated bank accounts; (iii) amounts pledged as collateral for bank guarantees to suppliers and, (iv) amounts pledged as collateral for credit facilities and swap agreements.

(f) Trade accounts receivable net: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from customers, net of an allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables. As of December 31, 2016 and 2017, the provision for doubtful receivables was $22,368 and $13,526, respectively.

(g) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company has made advances for the construction of drilling units in a major shipyard in Korea. The ownership of the drilling units is transferred from the yard to the Company at delivery. As of December 31, 2017, cumulative installment payments made to the yard amounted to approximately $466,258 for the two drilling units under construction (Note 6). These installment payments are secured with irrevocable letters of guarantee, or "refund guarantees", issued by financial institutions.

(h) Advances for drilling units under construction and related costs: This represents amounts expended by the Company in accordance with the terms of the construction contracts for drilling units as well as other expenses incurred directly or under a management agreement with a related party in connection with onsite supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of drilling units under construction represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to a related party, construction supervision, equipment, spare parts and capitalized interest.

(i) Capitalized interest: Interest expense is capitalized during the construction period of drilling units based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31 2015, 2016 and 2017, amounted to $26,055, $28,265 and $27,718, respectively (Note 13).

(j) Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under "Other current assets". Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or loss due to the drilling unit being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

(k) Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international drilling markets and therefore, primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in "Other, net" in the accompanying consolidated statements of operations.

(l) Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, "Property, Plant and Equipment", when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale. If circumstances arise that previously were considered unlikely and, as a result, the Company decides not to sell a long-lived asset previously classified as held for sale, the asset shall be reclassified as held and used. A long-lived asset that is reclassified shall be measured individually at the lower of its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset or disposal group been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

(m) Drilling units, machinery and equipment, net: Drilling units are stated at historical cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling unit machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling unit. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight- line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts from five to 30 years for the drilling units.

Effective January 1, 2017, the Company revised its' residual value estimate for each drilling unit. The Company assessed this residual value based on current and historical market trends. The effect of this change in accounting estimate, which did not require retrospective adoption as per ASC 250 "Accounting Changes and Error Corrections," was to increase net loss for the year ended December 31, 2017 by $14,469 and had also an increase on loss per common share, basic and diluted by $(0.57).

(n) Impairment of long-lived assets: The Company reviews for impairment long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. To the extent impairment indicators are present; the Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the drilling units future performance, with the significant assumptions being related to drilling rates, fleet utilization, operating expenses, capital expenditures, class survey costs,  residual value and the estimated remaining useful life of each drilling unit.

The projected net operating cash flows are determined by considering the drilling revenues from existing drilling contracts for the fixed days, while for the unfixed days the Company uses an estimated daily rate equivalent by utilizing available market data. The salvage value used in the impairment test is estimated using the Light Weight Tons (LWT) and the market scrap rate. The remaining significant assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. If the Company's estimate of undiscounted future cash flows for any drilling unit is lower than the carrying value, the carrying value is written down, by recording a charge to operations, to the drilling units' fair market value if the fair market value is lower than the drilling unit's carrying value. The fair market value for the drilling unit is obtained by independent appraisals.

For the year ended December 31, 2015, 2016 and 2017, as a result of the impairment review, the Company determined that the carrying amount of two, eight and one units, respectively, was not recoverable and, therefore, a charge of $414,986, $3,658,815 and $473,343, respectively, was recognized and is included in "Impairment loss", in the accompanying consolidated statement of operations (Note 7). In addition, an impairment charge of total advances and related costs provided to the yard, amounting to $92.4 million for the drilling unit under construction Ocean Rig Amorgos (Note 6) and the impairment of $25.2 million relating to the cashflow hedges for interest capitalized on drilling units impaired (Note 10) is included in "Impairment loss" in the consolidated statement of operations. For the year ended December 31, 2017 the Company determined that the full amount of the carrying value of the two drilling units under construction Ocean Rig Crete and Ocean Rig Santorini was not recoverable and, therefore, an impairment charge of $573,162 was recognized and included in the "Impairment loss" in the consolidated statement of operations (Note 6) and a loss of $2,323 due to the reclassification of two drilling units as held and used (previously classified as held for sale) (Note 10 and Note 7) was recognized and included in "Impairment loss", in the consolidated statement of operations.

(o) Reorganizations: In accordance with GAAP, the Company has applied ASC 852 "Reorganizations" (ASC 852), in preparing the accompanying consolidated financial statements. ASC 852 requires that the financial statements, for periods subsequent to the Chapter 15 filing, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain revenues, expenses (including professional fees), realized gains and losses and provisions for losses that are realized or incurred in the Chapter 15 proceedings are recorded in reorganization gain, net on the accompanying consolidated statement of operations. Upon emerging from Chapter 15 proceedings on September 22, 2017, the Company did not meet the criteria to qualify for fresh-start reporting.  Therefore, the discharge of debt is reported as an extinguishment of debt and classified in accordance with Subtopic 225-20.

Non-monetary transactions - exchange of the capital stock of an entity for nonmonetary assets or services: Such transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any difference between the fair value and the transaction price is considered as gain or loss for the Company. The Company considered as appropriate date to use to measure the fair value of the equity instruments issued, the restructuring effective date and accounts for such transactions in accordance with ASC 845 at fair value of its common shares on that date.

(p) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling units, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in "Drilling units operating expenses."

(q) Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Arrangement fees paid to lenders for loans which the Company has not drawn down are capitalized and included in other current and non-current assets. Amortization and write offs for each of the years ended December 31 2015, 2016 and 2017, amounted to $24,033, $21,040 and $61,212, respectively (Note 13).

(r) Revenue and related expenses:

Revenues:   The Company's services and deliverables are generally sold based upon contracts with customers that include fixed or determinable prices.  The Company recognizes revenue when delivery occurs, as directed by its customer, and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drilling units for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling units and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(i) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as "Service revenues" in the consolidated statement of operations.

(ii) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as "Leasing revenues" in the consolidated statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as "Service revenues" in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

Other revenues: Other revenues represent the revenues derived from customer contract terminations. The Company recognizes revenues from contract terminations as it has fulfilled obligations for such terminations and when all contingencies have expired.

Reimbursable revenues: Effective January 1, 2017, reimbursements received from the customers for the provision of catering services in accordance with relevant contracts are recorded as revenue. The related costs are recorded as running expenses in the same period.

(s) Earnings / (loss) per common share: Basic earnings / (loss) per common share are computed by dividing net income/ (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company's common shares during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings / (loss) per share computation.

(t) Segment reporting: The Company has determined that it operates in one reportable segment, the offshore drilling operations.

(u) Financial instruments: The Company designates its derivatives based upon guidance of ASC 815, "Derivatives and Hedging" which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met. As of December 31, 2017 the Company has adopted the provisions of ASU 2016-06 on the Contingent Put and Call Options in Debt Instruments and provided relevant disclosures in Note 9. By this change there is no cumulative effect on the Accumulated Deficit, as of the beginning of the earliest period presented.

(i)           Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of "Accumulated other comprehensive income/ (loss)" in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)         Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

(v) Fair value measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entities own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 10).

(w) Income taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's operations are conducted and income is earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates in effect at the year in which the asset is realized or the liability settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. As of December 31, 2017 the Company has adopted the provisions of ASU 2015-17 on the Balance Sheet Classification on Deferred Taxes, which requires all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The new guidance did not impact the consolidated financial statements. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

(x) Commitments and contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

(y) Stock-based compensation: Stock-based compensation represents vested and non-vested common shares granted to certain employees for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period and recognizes forfeitures as they occur (Note 11). As of December 31, 2017, the Company has adopted the provisions of ASU 2016-09, which did not impact the consolidated financial statements.

(z)  Inventories: Inventories consist of short term operating supplies held in warehouses which are stated at their historical cost, and consumable bunkers (if any), whose cost is determined by the first in - first out method.  Inventories are recorded under "Other Current Assets". In July 2015, the FASB issued ASU No. 2015-11 – Inventory, as part of FASB Simplification Initiative, according to which the entities are required to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This update was effective for public entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years prospectively. During fiscal year 2017, the Company adopted the aforementioned update, which did not impact its results of operations, financial position or cash flows, in the current and previous interim and annual reporting periods.

(aa) Consolidation: In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02): Consolidation - Amendments to the Consolidation Analysis, which changes the guidance as to whether an entity is a variable interest entity (VIE) or a voting interest entity and how related parties are considered in the VIE model. As of December 31, 2016, the Company has adopted the provisions of ASU 2015-02, which did not impact the consolidated financial statements.

(aa) Going Concern: In August 2014, the FASB issued ASU No. 2014-15–Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Effective January 1, 2017, the Company has adopted the provisions of ASU 2014-15 and provided the required note disclosure (Note 3).

(ab)  Recent accounting pronouncements:

Accounting Changes and Error Corrections: In January 2017, FASB issued ASU 2017-03, "Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)". The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our combined financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards.

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. The accounting standards update requires (a) lessees to recognize a right to use asset and a lease liability for virtually all leases, and (b) updates previous accounting standards for lessors to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. The update is effective for interim and annual periods beginning after December 15, 2018, including interim periods within those annual periods. The Company previously disclosed its intention to adopt this standard at the same time as it adopted the new revenue standard discussed below; however, the Company now expects to adopt this new guidance in the first quarter of 2019.  The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

Revenue from Contracts with Customers: In March 2016, the FASB issued ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08"), which clarifies the implementation guidance on principal versus agent considerations. In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing" and ASU 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients." The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 simply clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance. The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606; namely, (1) "Assessing the Collectibility Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7)," (2) "Presentation of Sales Taxes and Other Similar Taxes Collected from Customers," (3) "Noncash Consideration," (4) "Contract Modifications at Transition," (5) "Completed Contracts at Transition," and (6)  "Technical Correction." The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted.

The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). On January 1, 2018, the Company adopted the accounting standards update that requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, using the modified retrospective method.   The effect on Company's consolidated financial statements due to the adoption of the new accounting standard is based on the evaluation of the contract‑specific facts and circumstances and has no material effect on the consolidated balance sheets, statements of operations and cash flows. The company is currently evaluating the requirements and assessing the impact such requirements may have on the disclosures contained in the notes to consolidated financial statements.

Statement of Cash Flows: In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses certain cash flow issues with the objective of reducing the existing diversity in practice: ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period, however, early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures. In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

Measurement of Credit Losses on Financial Instruments: On June 16, 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The new model will apply to: (1) loans, accounts receivable, trade receivables, and other financial assets measured at amortized cost, (2) loan commitments and certain other off-balance sheet credit exposures, (3) debt securities and other financial assets measured at fair value through other comprehensive income, and (4) beneficial interests in securitized financial assets. This update is effective for annual and interim periods beginning after January 1, 2020. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

Tax Accounting for Intra-Entity Asset Transfers: On October 24, 2016, the FASB issued ASU 2016-16, Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory, which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transaction occurs as opposed to deferring tax consequences and amortizing them into future periods. This update is effective for annual and interim periods, beginning after January 1, 2018, with early adoption permitted and requires a modified retrospective approach with a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

Definition of business: In January 2017, the FASB issued ASU 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets of business. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set in not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. This FASB standard Update is not expected to have a material effect on the Company's future or historical statements of cash flows; however, Management will assess such impact, if circumstances arise.